Offerings	Feb. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$600,000,000 4.438% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2032
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$700,000,000 5.050% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2037
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 Senior Callable Floating Rate Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note
1	Final prospectus supplement